UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1. Schedule of Investments.

U.S. Government Securities Ultra-Short Bond Fund
Portfolio of Investments (unaudited)	March 31, 2017

United States Government and Agency Obligations 95.28%	Coupon Rate %	Maturity Date	Principal Amount	Value
Federal Farm Credit Bank 45.88%
Fixed Rates:
	1.13	09/22/17	$2,000,000	$2,002,014
	1.16	10/23/17	1,000,000	1,001,824
Variable Rates:
	0.94	04/27/17	9,000,000	9,000,827
	0.96	05/12/17	5,933,000	5,934,098
	0.89	10/13/17	4,100,000	4,103,809
	1.01	03/22/18	3,000,000	3,006,162
				25,048,734
Federal Home Loan Bank 39.82%
Fixed Rates:
	0.63	04/26/17	3,000,000	3,000,069
	0.88	09/27/17	3,000,000	2,999,151
	1.00	12/19/17	7,000,000	6,998,621
	1.13	03/29/18	750,000	749,794
	1.00	08/28/18	4,000,000	3,982,876
	1.50	03/08/19	4,000,000	4,011,324
				21,741,835
Tennessee Valley Authority 9.58%
Fixed Rates:
	6.25	12/15/17	2,930,000	3,035,744
	1.75	10/15/18	2,174,000	2,191,292
				5,227,036

Total Investments 95.28%				52,017,605
(cost $51,957,944)
Other assets and liabilities, net 4.72%				2,579,191
Net Assets 100.0%				$54,596,796

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2017

Municipal Bonds 92.34%	Coupon Rate %	Maturity Date	Principal Amount	Value
Alabama 1.31%
Bessemer, Alabama Electric Revenue, Refunding, AGM	3.10	12/01/21	$100,000	$103,893
Limestone County, Water & Sewer Authority	2.25	12/01/21	365,000	363,076
Pelham, Alabama, GO Unlimited	2.00	02/01/18	130,000	131,212
University of South Alabama, University Revenue, Refunding	5.00	11/01/18	500,000	529,825
				1,128,006
Alaska 0.05%
Valdez Alaska, School District, GO Unlimited	4.00	06/30/17	40,000	40,303
Arizona 0.71%
Arizona State Transportation Board Excise Tax Revenue	5.00	07/01/17	175,000	176,766
McAllister Academic Village LLC, Arizona State University Hassayampa Revenue, Refunding	5.75	07/01/18	200,000	211,536
Tempe, Arizona, GO Unlimited, Series A	2.00	07/01/19	220,000	224,512
				612,814
Arkansas 1.59%
Atkins School District No. 18, Refunding, GO Limited	1.00	02/01/19	420,000	417,249
Cave City School District No. 2-A, Refunding, GO Limited	1.00	02/01/19	260,000	257,592
Hot Springs, Arizona Wastewater Revenue	4.00	12/01/19	510,000	542,099
Paris School District No. 7, Refunding, GO Limited	1.00	06/01/18	150,000	150,000
				1,366,940
California 2.60%
California State, Recreational Facility, Refunding, GO Unlimited	5.00	12/01/19	5,000	5,014
California State, Statewide Communities Development Authority, Enloe Medical Center Revenue, Series A	5.25	08/15/18	340,000	359,577
Chaffey Community College District, GO Unlimited, Series C, NATL	5.00	06/01/32	300,000	301,995
Los Angeles Unified School District, Election 2004, GO Unlimited, Series H, AGM	5.00	07/01/32	200,000	202,018
Newman-Crows Landing Unified School District, GO Unlimited, AGM	4.00	08/01/19	115,000	122,215
Riverside County, California Redevelopment Successor Agency, Refunding, Tax Allocation	5.00	10/01/19	200,000	217,808

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
California (cont'd)
Santa Clara County, California Financing Authority Revenue, Obstetrics and Gynecology, El Camino Hospital, AMBAC	5.00	02/01/18	$350,000	$354,764
Santa Clara Valley Transportation Authority, Series A, AMBAC	5.00	04/01/27	370,000	370,000
Santa Paula Schools Financing Authority, Santa Paula Elementary School District Revenue, AGM	4.25	11/01/22	300,000	305,355
				2,238,746
District of Columbia 0.39%
District of Columbia Income Tax Revenue, Series A	5.25	12/01/27	300,000	331,410
Florida 5.79%
Citizens Property Insurance Co., Senior Secured, Coastal Account, Revenue, Series A-1	4.00	06/01/18	100,000	103,261
Escambia County, Florida, Health Facilities Authority Revenue, Baptist Hospital, Inc. Project, Series A	5.00	08/15/19	290,000	309,474
Florida State Board of Education Lottery Revenue, Series B, BHAC	5.00	07/01/26	100,000	102,009
Florida State Board of Governors Parking Facility Revenue, Series A	3.00	07/01/17	300,000	301,590
Florida State Department of Management Services Certificates of Participation, Refunding, Certificates of Participation, Series A	5.00	08/01/19	500,000	543,255
Florida State Department of Management Services Certificates of Participation, Certificates of Participation, Series A	5.00	08/01/24	340,000	360,193
Florida State Municipal Power Agency, Stanton Project Revenue, Refunding	5.13	10/01/17	300,000	306,123
Hillsborough County, Florida School Board, Refunding, Certificates of Participation, Series A	4.25	07/01/25	300,000	322,038
Hillsborough County, Florida School Board, Certificates of Participation, Refunding, Certificates of Participation, NATL	4.00	07/01/19	100,000	100,720
Jacksonville Florida Special Revenue, Series C	5.00	10/01/20	270,000	302,983
Leesburg, Florida Capital Improvement Revenue Bonds, Refunding	5.00	10/01/21	405,000	457,286
Margate, Florida Water & Sewer Revenue, Refunding, AGM	4.00	10/01/19	250,000	265,023

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
Florida (cont'd)
Miami - Dade County, Florida Expressway Authority Toll System Revenue, Series A	5.00	07/01/21	$430,000	$487,220
Orange County School Board, Certificate of Participation, Certificates of Participation, Series A, NATL	5.00	08/01/32	275,000	278,707
Orlando, Florida Community Redevelopment Agency Tax Increment Revenue, Downtown District, Tax Allocation, Series A	4.00	09/01/17	170,000	171,481
Polk County, Florida School District Revenue, AGM	5.00	10/01/17	215,000	219,205
Saint Johns County, Florida Transportation Revenue, Refunding, AGM	5.00	10/01/20	310,000	346,971
				4,977,539
Georgia 2.00%
Carroll City-County, Georgia Hospital Authority, Tanner Medical Center, Inc. Project	5.00	07/01/18	600,000	629,010
Georgia State Municipal Gas Authority, Toccoa Project, Refunding, AGM	5.00	06/01/22	600,000	674,736
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System and Affiliates Revenue, Certificates of Participation, Series A	4.50	08/01/17	150,000	151,712
Gwinnett County, Georgia, Hospital Authority, Gwinnett Hospital Systems Revenue, Series B, AGM	5.00	07/01/18	250,000	261,960
				1,717,418
Idaho 0.30%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Series A	5.00	07/15/21	225,000	254,907
Illinois 4.25%
Chicago Board of Education, GO Unlimited, NATL	5.25	12/01/19	300,000	317,094
Chicago, Illinois, O’Hare International Airport Revenue, Gen - Third Lien, Series C, AGC	5.25	01/01/23	250,000	273,223
Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia, GO Unlimited	5.75	12/01/19	500,000	548,245
Du Page County, Refunding, GO Unlimited	5.60	01/01/21	270,000	295,988

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
Illinois (cont'd)
Du Page County School District No. 33 West Chicago, Redunding, GO Unlimited, Series B	4.00	12/01/21	$1,000,000	$1,088,459
Illinois Metropolitan Pier & Exposition Authority, Unrefunded, NATL (ZCB)	1.77(1)	06/15/18	415,000	404,343
Illinois Regional Transportation Authority, Series A, AMBAC	7.20	11/01/20	120,000	132,725
Lake & McHenry County, Fox Lake, Illinois, Debt Certificates, Series B	3.00	11/01/19	265,000	274,108
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College Project, GO Unlimited	6.25	06/01/22	300,000	316,614
				3,650,799
Indiana 1.16%
Clark-Pleasant, Indiana School Building	5.00	01/15/19	275,000	293,120
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L, NATL	5.25	01/01/33	305,000	314,906
Merrillville Redevelopment Authority, Tax Allocation	5.00	08/15/20	350,000	387,209
				995,235
Iowa 0.76%
Clive, Iowa, GO Unlimited, Series A	2.00	06/01/19	235,000	239,289
University of Iowa Hospitals and Clinics, Iowa State Board of Regents, Hospital Revenue, Series A	3.00	09/01/19	400,000	416,052
				655,341
Kansas 1.41%
Sedgwick County, Kansas, Unified School District No. 261 Haysville, GO Unlimited	5.00	11/01/17	885,000	905,913
Sedgwick County, Kansas, Unified School District No. 266 Maize, GO Unlimited, NATL	5.00	09/01/17	50,000	50,846
Wichita, Kansas, Refunding, GO Unlimited, Series A	5.00	12/01/17	250,000	256,900
				1,213,659
Kentucky 1.73%
Fort Thomas Independent School District Finance Corp., Series C	2.00	11/01/17	465,000	468,046
Kentucky Municipal Power Agency, Power System Revenue, Prairie State Project, Series A, NATL	5.25	09/01/22	440,000	447,889
Louisville & Jefferson County Metropolitan Sewer District, Series A	5.00	05/15/23	500,000	570,725

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
Kentucky (cont'd)
				$1,486,660
Louisiana 1.92%
Louisiana Office Facilities Corp, Refunding	5.00	11/01/17	700,000	716,016
Louisiana State, GO Unlimited, Series A	5.00	08/01/26	800,000	936,888
				1,652,904
Massachusetts 0.26%
Stoughton, Massachusetts Public Improvement, GO Limited, NATL	4.00	05/01/17	225,000	225,545
Michigan 4.27%
Detroit, Michigan Local Development Financing Authority, Refunding, Tax Allocation, Series A	5.38	05/01/18	70,000	70,062
Gibraltar, Michigan School District, Refunding, GO Unlimited, AGM	5.00	05/01/21	475,000	523,673
Michigan Public Power Agency AFEC Project Revenue, Series A	4.50	01/01/19	280,000	294,409
Michigan State, Trunk Line Revenue, Refunding	4.50	11/01/26	105,000	112,587
Michigan State Hospital Finance Authority, Trinity Health, Series A	6.00	12/01/18	200,000	216,100
Michigan Strategic Fund, Series A, AGC	5.00	10/15/17	200,000	204,200
Oxford Area Community School District, GO Unlimited, Series A, Q-SBLF	5.00	05/01/22	365,000	419,082
Portage Public Schools, School Building & Site, GO Unlimited, AGM	5.00	05/01/20	300,000	312,963
Romeo Community School District, Refunding, GO Unlimited, Q-SBLF	3.00	05/01/18	500,000	509,340
Wayne County, Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, Series C	4.00	12/01/19	255,000	269,956
Wyoming, Michigan, Water Supply System, Refunding	4.00	06/01/20	215,000	230,676
Zeeland Public Schools, Refunding, GO Unlimited	5.00	05/01/18	490,000	510,634
				3,673,682
Minnesota 0.87%
Chaska, Minnesota Electric Revenue, Refunding, Series A	3.00	10/01/17	535,000	540,286
Lake Washington Sanitary District, GO Unlimited, Series A, AGM	2.00	02/01/18	205,000	206,892
				747,178
Mississippi 0.47%
Rankin County School District, GO Limited	2.00	08/01/19	400,000	406,564

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
Missouri 2.64%
Jackson County, Missouri, Special Obligation Refunding, Truman Sports Complex Project	5.00	12/01/18	$215,000	$228,605
Kansas City, Missouri, Refunding, Series B	5.00	08/01/19	650,000	701,409
Kansas City, Missouri Water Revenue, Series F, AGM	4.00	12/01/22	250,000	280,160
Missouri Development Finance Board, Eastland Center Project, Tax Allocation, Series A	5.00	04/01/17	250,000	250,000
Missouri State Health & Educational Facilities Authority, Southwestern Baptist University Revenue	3.00	10/01/17	265,000	267,176
Missouri State Regional Convention & Sports Complex Authority	5.00	08/15/19	500,000	541,290
				2,268,640
New Hampshire 0.71%
New Hampshire, Federal Highway Grant Anticipation Bonds	5.00	09/01/17	200,000	203,260
New Hampshire Health & Education Facilities Authority Revenue, Southern New Hampshire University Project	5.00	01/01/18	400,000	411,412
				614,672
New Jersey 3.52%
Atlantic City, New Jersey, Refunding Tax Appeal, GO Unlimited	4.00	11/01/18	500,000	438,260
Atlantic City, New Jersey Municipal Utilities Authority Revenue, Refunding, AMBAC	5.00	06/01/17	150,000	150,059
Camden County, New Jersey Improvement Authority, Refunding	4.00	01/15/18	600,000	614,472
Cumberland County, New Jersey Improvement Authority, Technical High School Project, AGM	3.00	09/01/17	550,000	554,637
Elizabeth, New Jersey Parking Authority Project Revenue, Elizabethtown Plaza Redevelopment, Series B	4.00	11/01/17	255,000	259,575
Hudson County, New Jersey Improvement Authority Lease Revenue, North Hudson Regional Fire, Refunding, Series A, AGM	5.63	09/01/18	400,000	424,764
Passaic Valley, New Jersey, Sewage Commissioners Revenue, Series G	5.75	12/01/21	500,000	581,730
				3,023,497

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
New York 8.89%
Greece, New York Central School District, GO Unlimited	2.00	06/15/19	$455,000	$461,570
Long Island Power Authority Revenue, Series B	5.00	09/01/21	465,000	530,286
Nassau County Industrial Development Agency, New York Institute of Technology Project Revenue, Refunding, Remarketing, Series A	5.00	03/01/21	350,000	387,121
New York City, GO Unlimited, Series B	5.00	08/01/19	400,000	434,988
New York City, GO Unlimited, Series E	5.25	08/01/22	875,000	1,027,529
New York City, GO Unlimited, Series I	5.00	08/01/22	1,000,000	1,161,689
New York State Thruway Authority, Series B	5.00	04/01/27	1,335,000	1,362,300
New York State Urban Development, Series D	5.50	01/01/19	250,000	268,980
New York State Urban Development, NATL	5.50	03/15/19	615,000	667,287
North Castle, New York, Public Improvement, GO Unlimited	3.88	12/01/22	210,000	213,822
Patchogue-Medford Union Free School District, GO Unlimited	5.00	10/01/17	465,000	474,254
Sodus, New York Central School District, Refunding, GO Unlimited	3.00	06/15/18	640,000	654,848
				7,644,674
North Carolina 2.54%
Beaufort County, North Carolina, GO Limited	5.00	06/01/21	200,000	225,168
Charlotte, North Carolina Certificates of Participation, Series A	5.00	10/01/21	1,000,000	1,118,899
North Carolina Medical Care Commission, Firsthealth Carolina Project, Refunding, Series C	4.00	10/01/17	420,000	426,481
North Carolina State Municipal Power Agency #1, Catawba Electric Revenue, Refunding, Series A	5.25	01/01/20	400,000	412,992
				2,183,540
Ohio 0.95%
Cleveland, Ohio, Parking Facility Revenue, Prefunding, Refunding, AGM	5.25	09/15/22	130,000	153,529
Lorain County, Ohio, Community College District, Revenue	3.25	12/01/17	650,000	660,218
				813,747
Oklahoma 0.39%
Oklahoma State Agricultural & Mechanical Colleges, Oklahoma State University, Series A	5.00	08/01/21	300,000	333,177

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
Oregon 0.25%
Oregon State Facilities Authority, Legacy Health Project Revenue, Refunding, Series A	4.50	05/01/20	$200,000	$218,074
Pennsylvania 3.53%
Allegheny County, Pennsylvania Sanitary Authority, AGM	5.00	06/01/19	700,000	754,089
Delaware Valley, Pennsylvania, Regional Financial Authority Revenue, Permanently Fixed Business Development Services, AMBAC	5.50	08/01/18	295,000	312,027
Muhlenberg Township, Pennsylvania, GO Unlimited, AGM	3.00	11/01/17	280,000	280,431
Pennsylvania Higher Educational Facilities Authority, State System, Higher Education Project, Refunding, Series AQ	5.00	06/15/17	275,000	277,208
Philadelphia School District, Pennsylvania, Refunding, GO Unlimited, Series E	5.25	09/01/24	625,000	675,450
Reading, Pennsylvania School District, GO Unlimited, Series A	5.00	04/01/20	400,000	435,132
Wilkes-Barre Finance Authority, University of Scranton, Refunding, Series A	5.00	11/01/19	275,000	296,010
				3,030,347
South Carolina 1.11%
Spartanburg County, South Carolina Regional Health Services District, Hospital Revenue, Refunding, Series A	5.00	04/15/19	600,000	641,286
Spartanburg County, South Carolina Sanitation Sewer District, Series A, AGC	3.50	03/01/19	300,000	313,131
				954,417
Tennessee 0.26%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding, AGM	5.00	05/01/20	200,000	221,448
Texas 24.34%
Addison, Texas Certificates of Obligation, GO Limited	4.00	02/15/20	250,000	256,740
Addison, Texas Certificates of Obligation, GO Limited	4.50	02/15/28	140,000	144,374
Arlington, Texas, GO Limited, Series B	2.00	08/15/19	500,000	508,930
Bryan Independent School District, GO Unlimited, Series A, PSF-GTD	5.00	02/15/22	410,000	471,623
Cedar Hill Texas, Refunding, GO Limited	5.00	02/15/22	800,000	923,064
Center, Texas Certificates of Obligation, GO Limited, AGM (ZCB)	3.60(1)	02/15/20	150,000	141,338

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
Texas (cont'd)
Clear Lake, Texas, Waterworks & Sewer System, GO Unlimited	3.00	03/01/19	$125,000	$129,490
Corpus Christi, Texas Business & Job Development Corporation, Seawall Project, Sales Tax Revenue, Refunding	5.00	03/01/20	350,000	383,334
Culberson County-Allamoore Independent School District, GO Unlimited, PSF-GTD	3.00	02/15/19	860,000	890,496
Dallas, Texas Waterworks & Sewer System Revenue, Unrefunded, AMBAC	4.50	10/01/19	165,000	167,990
Dallas, Texas Waterworks & Sewer System Revenue, Prerefunded, AMBAC	4.50	10/01/19	60,000	61,072
Denton, Texas, Refunding, GO Limited	5.00	02/15/19	500,000	536,394
Dimmitt Independent School District, GO Unlimited, PSF-GTD	3.00	02/15/22	305,000	322,544
Fort Worth, Texas Water & Sewer System Revenue	5.00	02/15/19	800,000	858,232
Frisco, Texas Independent School District, School Building, GO Unlimited, Series A, PSF-GTD	4.50	08/15/25	180,000	182,428
Garland, Texas, GO Limited	5.00	02/15/25	650,000	715,897
Harris County, Texas Municipal Utility District No. 290, GO Unlimited, Series A, BAM	1.50	09/01/17	200,000	200,436
Harris County, Texas Municipal Utility District No. 382, GO Unlimited, BAM	3.00	04/01/22	305,000	312,506
Hays County, Texas, GO Limited	5.00	02/15/23	500,000	517,320
Houston Community College System, GO Limited	5.00	02/15/19	755,000	809,956
Houston, Texas, Hotel Occupancy Tax, Unrefunded, Series B	5.00	09/01/19	45,000	45,120
Houston, Texas Combined Utility System Revenue, Prerefunded, AGM	5.00	11/15/27	150,000	153,785
Hutto Independent School District, GO Unlimited, AGC	4.75	08/01/31	600,000	607,602
Longview, Texas Waterworks & Sewer System Revenue, Refunding	3.00	03/01/22	610,000	647,167
Lower Colorado River Authority, Transmission Contract Revenue, Refunding, Series A	5.00	05/15/21	500,000	566,305
Lubbock-Cooper Independent School District, GO Unlimited, PSF-GTD	3.00	02/15/22	755,000	799,870
Montgomery County, Texas Municipal Utility District No. 113, GO Unlimited, BAM	2.00	09/01/17	260,000	261,037

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
Texas (cont'd)
Montgomery County, Texas Municipal Utility District No. 119, GO Unlimited, Series A, AGM	4.00	04/01/18	$315,000	$323,455
North Texas Tollway Authority Revenue, Series F	5.75	01/01/38	300,000	310,731
Olmos Park Higher Education Facilities Corp, University of the Incarnate Word, Refunding	5.00	12/01/21	500,000	563,505
Pharr, Texas, Refunding, GO Limited, Series A	5.00	08/15/20	285,000	315,692
Plano, Texas, Refunding, GO Limited	5.00	09/01/19	1,000,000	1,089,579
Round Rock, Texas, GO Limited	2.00	08/15/19	465,000	473,305
San Antonio, Texas, Water Revenue, Refunding	4.50	05/15/21	400,000	447,156
San Marcos, Texas Tax & Toll Revenue, GO Limited, AGM	5.10	08/15/27	400,000	406,184
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00	08/01/19	90,000	92,902
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00	08/01/20	95,000	98,628
Texarkana, Texas, Refunding, GO Limited	5.00	02/15/21	320,000	360,960
Texas Municipal Power Agency Revenue, Refunding, AGC	5.00	09/01/17	250,000	254,075
Texas State, Public Finance Authority Charter School Finance, Series A	6.20	02/15/40	2,000,000	2,259,839
Texas State, Public Finance Authority, Refunding, GO Unlimited	5.00	10/01/20	1,150,000	1,293,416
Travis County, Texas Water Control & Improvement District No. 10, GO Unlimited	2.00	08/15/19	500,000	508,460
Waxahachie, Texas, Refunding, GO Limited, AMBAC	4.20	08/01/22	500,000	505,605
				20,918,542
Utah 1.86%
Davis County, Utah, GO Unlimited	5.00	02/01/19	200,000	214,294
Salt Lake County, Utah, Westminster College Project Revenue	5.00	10/01/24	235,000	235,000
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C, AGM	5.50	05/15/19	340,000	350,941
Washington County-St George Interlocal Agency, Lease Revenue, Refunding, Series A	4.00	12/01/19	300,000	317,034
Weber County, Utah, GO Unlimited	4.00	01/15/22	430,000	477,700
				1,594,969

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2017

Municipal Bonds (cont'd)	Coupon Rate %	Maturity Date	Principal Amount	Value
Virginia 0.67%
Lynchburg, Virginia, Refunding, GO Unlimited	5.00	02/01/19	$540,000	$578,594
Washington 7.37%
Cowlitz County, Washington, Refunding, GO Limited, Series B	3.00	04/01/17	175,000	175,000
Cowlitz County, Washington, Refunding, GO Limited, Series A	3.00	04/01/18	195,000	198,984
Snohomish County, Washington Public Utility District No. 1, Refunding	5.00	12/01/17	550,000	564,735
Spokane County, Washington Public Facilities District, Refunding, Series B	5.00	12/01/21	950,000	1,074,715
Tacoma, Washington Metropolitan Park District, GO Unlimited, Series B	4.00	12/01/19	355,000	381,284
Thurston County, Washington, Refunding, GO Limited	5.00	12/01/20	1,625,000	1,827,165
Washington State Health Care Facilities Authority, Seattle Children's Hospital Project	5.00	10/01/17	150,000	153,068
Washington State, Motor Vehicle Fuel Tax, GO Unlimited, Series C	5.00	02/01/19	830,000	888,698
Washington State, Refunding, GO Unlimited, Series A	5.00	01/01/19	1,000,000	1,067,869
				6,331,518
Wisconsin 1.47%
Johnson Creek School District, Bond Anticipation Note	3.00	03/01/20	1,000,000	1,000,000
Waunakee Community School District, GO Unlimited, Series A	5.00	04/01/18	250,000	259,968
				1,259,968

Total Investments 92.34%				79,365,474
(cost $79,277,111)
Other assets and liabilities, net 7.66%				6,586,386
Net Assets 100.0%				$85,951,860

(1)	Represents Yield on zero coupon bond.

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks 83.35%	Shares	Value
Aerospace/Defense-Equipment 2.98%
United Technologies Corp.	4,800	$538,608
Agricultural Operations 3.44%
Archer-Daniels-Midland Co.	13,500	621,540
Airlines 1.40%
Delta Air Lines, Inc.	5,500	252,780
Appliances 1.99%
Whirlpool Corp.	2,100	359,793
Building - Residential/Commercial 4.33%
PulteGroup, Inc.	33,281	783,768
Chemicals - Diversified 1.77%
LyondellBasell Industries N.V., Class A	3,500	319,165
Computers - Memory Devices 3.05%
NetApp, Inc.	13,200	552,420
Cruise Lines 3.09%
Carnival Corp.	9,485	558,761
Dental Supplies & Equipment 2.88%
Patterson Companies, Inc.	11,500	520,145
Distribution/Wholesale 2.77%
WW Grainger, Inc.	2,150	500,434
Electric - Integrated 4.19%
Entergy Corp.	9,976	757,777
Electronic Components - Miscellaneous 5.48%
Corning, Inc.	21,800	588,600
TE Connectivity Ltd.	5,400	402,570
		991,170
Enterprise Software/Services 2.72%
CA, Inc.	15,500	491,660
Finance - Credit Card 3.98%
Visa, Inc., Class A	8,100	719,847
Food - Meat Products 2.01%
Tyson Foods, Inc., Class A	5,900	364,089
Investment Management/Advisory Services 5.48%
Ameriprise Financial, Inc.	4,371	566,831
Legg Mason, Inc.	11,763	424,762
		991,593

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks (cont'd)	Shares	Value
Medical - Drugs 3.59%
Pfizer, Inc.	19,000	$649,990
Medical - Wholesale Drug Distribution 3.11%
Cardinal Health, Inc.	6,900	562,695
Medical Labs & Testing Services 3.20%
Quest Diagnostics, Inc.	5,900	579,321
Multi-line Insurance 1.24%
American International Group, Inc.	3,600	224,748
Oil Companies - Integrated 3.93%
Exxon Mobil Corp.	4,800	393,648
Phillips 66	4,000	316,880
		710,528
Oil Refining & Marketing 2.24%
Valero Energy Corp.	6,100	404,369
Property/Casualty Insurance 3.93%
Travelers Co., Inc.	5,900	711,186
REITS - Storage 2.54%
Public Storage	2,100	459,711
Retail - Discount 2.81%
Dollar General Corp.	7,300	509,029
Retail - Drug Store 2.47%
CVS Health Corp.	5,681	445,959
Semiconductor Components - Integrated Circuits 2.73%
QUALCOMM, Inc.	8,600	493,124

Total Common Stocks		15,074,210
(cost $14,306,907)

Rights 0.00%
Food - Retail 0.00%
Casa Ley, S.A. de C.V., Contingent Value Right	7,200	0	*#@
Property Development Centers, LLC, Contingent Value Right	7,200	0	*#@

Total Rights		0
(cost $–)

Total Investments 83.35%		15,074,210
(cost $14,306,907)
Other assets and liabilities, net 16.65%		3,010,312
Net Assets 100.0%		$18,084,522

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks 79.51%	Shares	Value
Aerospace/Defense - Equipment 4.68%
B/E Aerospace, Inc.	29,700	$1,904,067
Airlines 3.20%
Allegiant Travel Co., Class A	4,344	696,126
Hawaiian Holdings, Inc.	13,010	604,314	*
		1,300,440
Automotive/Truck Parts & Equipment - Original 2.89%
American Axle & Manufacturing Holdings, Inc.	62,506	1,173,863	*
Bicycle Manufacturing 2.07%
Fox Factory Holding Corp.	29,400	843,780	*
Building - Residential/Commercial 1.63%
LGI Homes, Inc.	19,500	661,245	*
Building Products - Air & Heating 4.86%
Lennox International, Inc.	11,800	1,974,140
Chemicals - Specialty 6.53%
Kraton Corp.	42,623	1,317,903	*
NewMarket Corp.	2,950	1,337,029
		2,654,932
Commercial Services - Finance 3.65%
S&P Global, Inc.	11,336	1,482,069
Consumer Products - Miscellaneous 8.50%
Kimberly-Clark Corp.	17,100	2,250,873
WD-40 Co.	11,072	1,206,294
		3,457,167
Containers - Metal/Glass 3.18%
Owens-Illinois, Inc.	63,403	1,292,153	*
Data Processing/Management 1.20%
CSG Systems International, Inc.	12,900	487,749
Diagnostic Kits 5.11%
IDEXX Laboratories, Inc.	13,434	2,077,031	*
Distribution/Wholesale 4.38%
Pool Corp.	14,940	1,782,790
Electronic Security Devices 4.45%
Allegion plc	23,900	1,809,230
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.	100,000	0	*#@

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks (cont'd)	Shares	Value
Finance - Commercial 0.46%
IOU Financial, Inc.	1,099,000	$185,942	*
Finance - Investment Banker/Broker 0.21%
GMP Capital, Inc.	32,000	87,589	*
Firearms & Ammunition 2.61%
Sturm Ruger & Co., Inc.	19,800	1,060,290
Home Furnishings 1.87%
Tempur Sealy International, Inc.	16,400	761,944	*
Medical - Hospitals 0.00%
African Medical Investments plc	1,000,000	0	*#@
Office Automation & Equipment 3.10%
Pitney Bowes, Inc.	96,000	1,258,560
Protection - Safety 1.91%
Landauer, Inc.	15,900	775,125
Real Estate Operating/Development 0.80%
Pacific Infrastructure Ventures, Inc. (RS)	426,533	327,193	*#@
Retail - Pet Food & Supplies 2.03%
PetMed Express, Inc.	41,077	827,291
Telecom Services 2.44%
Spok Holdings, Inc.	52,185	991,515
Tobacco 5.38%
Altria Group, Inc.	30,600	2,185,452
Veterinary Diagnostics 2.37%
Phibro Animal Health Corp., Class A	34,300	963,830

Total Common Stocks		32,878,081
(cost $31,052,031)

Exchange-Traded Fund 3.00%
Utilities Select Sector SPDR Fund	23,748	1,218,510
(cost $1,223,640)

Subscription Receipts 1.36%
Energy - Alternate Sources 1.36%
Pentanova Energy Corp., Subscription Receipts (RS)	1,000,000	552,694	*#@
(cost $379,694)

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	March 31, 2017

Warrants 0.00%	Shares	Value
Gold Mining 0.00%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	3,700	$0	*#@
Gran Colombia Gold Corp., Warrants (March 2019)	250	8	*

Total Warrants		8
(cost $0)

Convertible Debenture 0.78%	Principal Amount
Gold Mining 0.78%
Gran Colombia Gold Corp., 6.00%, maturity 01/02/20	$380,971	318,073
(cost $201,188)

Corporate Note 0.58%
Electric Generation 0.58%
Interamerican Energy Corp., 15.00%, maturity 11/08/21 (RS)	233,829	233,829	#@
(cost $233,829)

Total Investments 85.23%		34,648,501
(cost $33,090,382)
Other assets and liabilities, net 14.77%		6,006,680
Net Assets 100.0%		$40,655,181

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks 75.05%	Shares	Value
Agricultural Chemicals 3.44%
PhosAgro PJSC, GDR	86,300	$1,208,019
Terra Nitrogen Co., L.P.	10,835	1,064,430
Yara International ASA	28,700	1,105,459
		3,377,908
Agricultural Operations 0.19%
Agriterra Ltd.	69,849,776	183,781	*+
Automotive Truck Parts & Equipment - Original 1.14%
Lear Corp.	7,900	1,118,482
Chemicals - Diversified 5.00%
Kanto Denka Kogyo Co., Ltd.	126,300	1,091,692
Kuraray Co., Ltd.	90,100	1,370,656
Sociedad Quimica y Minera de Chile, Sponsored ADR	35,000	1,202,950
Tosoh Corp.	140,800	1,238,832
		4,904,130
Chemicals - Fibers 1.37%
Rayonier Advanced Materials	99,900	1,343,655
Coal 4.08%
Alliance Holdings GP	44,900	1,231,607
Caribbean Resources Corp.	17	0	*+#@
China Shenhua Energy, H shares	569,300	1,324,611
Consolidated Growth Holdings Ltd.	19,859,173	0	*#@
Walter Energy, Inc., 144A	4,293	304	*
Whitehaven Coal Ltd.	635,300	1,449,014	*
		4,005,536
Diamonds/Precious Stones 1.63%
Diamond Fields International Ltd.	360,000	55,495	*
Lucara Diamond Corp.	664,800	1,544,710
Rockwell Diamonds, Inc., 144A	63,333	2,857	*
		1,603,062
Diversified Minerals 2.09%
Canada Zinc Metals Corp.	155,500	39,756	*
Ciner Resources, L.P.	46,200	1,318,086
Dundee Sustainable Technologies, Inc.	3,587,500	175,349	*
Encanto Potash Corp., 144A	3,000,000	248,148	*
Niocan, Inc., 144A	362,069	20,420	*
VR Resources Ltd.	1,125,000	245,328	*
		2,047,087
Energy - Alternate Sources 2.80%
Pacific Green Energy Corp.	2,400,000	0	*+#@
SolarEdge Technologies, Inc.	78,700	1,227,720	*
Vestas Wind Systems A.S.	18,600	1,512,928
		2,740,648

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks (cont'd)	Shares	Value
Food - Dairy Products 1.24%
Dean Foods Co.	61,800	$1,214,988
Forestry 4.13%
Bravern Ventures Ltd.	254,431	48,787	*
Canfor Corp.	150,400	2,050,421	*
Western Forest Products, Inc.	1,196,000	1,951,589
		4,050,797
Gold Mining 13.56%
Centamin plc	602,600	1,303,589
Centerra Gold, Inc.	234,900	1,351,269
Chesapeake Gold Corp., 144A	52,400	139,880	*
Corona Minerals Ltd.	100,000	0	*#@
Doray Minerals Ltd.	3,242,900	830,516	*
Evolution Mining Ltd.	79,666	128,076
Highland Gold Mining Ltd.	613,700	1,337,684
Kinross Gold Corp.	1	4	*
Newcastle Gold Ltd., 144A	166,666	90,235	*
NGEx Resources, Inc.	971,000	717,416	*
Northern Star Resources Ltd.	462,500	1,437,614
Radisson Mining Resources, Inc.	2,100,000	244,764	*
Ramelius Resources	3,039,800	1,184,969	*
Regis Resources Ltd.	497,400	1,256,637
Resolute Mining Ltd.	1,257,500	1,252,998
Rye Patch Gold Corp.	1,141,500	291,845	*
Sandstorm Gold Ltd.	124,000	529,480	*
St Barbara Ltd.	661,600	1,205,180	*
		13,302,156
Medical - Hospitals 0.00%
African Medical Investments plc	2,507,500	0	*#@
Metal - Aluminum 1.20%
Kaiser Aluminum Corp.	14,700	1,174,530
Metal - Copper 0.30%
Highland Copper Company, Inc.	1,000,000	112,795	*
Turquoise Hill Resources Ltd.	58,700	180,209	*
		293,004
Metal - Diversified 4.32%
Filo Mining Corp.	230,000	332,694	*
Glencore plc	61,400	240,905
GoviEx Uranium, Inc., Class A	755,000	147,611	*
GoviEx Uranium, Inc., 144A, Class A	58,000	11,339	*
Ivanhoe Mines Ltd., Class A	284,000	990,909	*
Mandalay Resources Corp.	2,106,300	934,479
Orsu Metals Corp., 144A	147,605	2,775	*

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks (cont'd)	Shares	Value
Metal - Diversified (cont’d)
Renaissance Oil Corp.	1,380,000	$249,051	*
Sandfire Resources NL	272,000	1,324,354
		4,234,117
Metal - Iron 2.67%
Fortescue Metals Group Ltd.	263,100	1,253,189
Magnitogorsk Iron & Steel Works OJSC, GDR	160,200	1,361,135
WAI Capital Investment Corp., 144A	292,500	0	*#@
		2,614,324
Mining Services 0.00%
Bounty Mining Ltd.	1,692,308	0	*#@
Natural Resource Technology 0.14%
I-Pulse, Inc., 144A (RS)	15,971	137,351	*#@
Non - Ferrous Metals 0.05%
Sterling Group Ventures, Inc.	500,000	50,000	*
Oil - Field Services 1.17%
Atlas African Industries Ltd.	255,854,621	0	*+#@
Subsea 7 SA	74,000	1,148,464
		1,148,464
Oil - US Royalty Trusts 0.46%
BP Prudhoe Bay Royalty Trust	8,200	164,820
San Juan Basin Royalty Trust	39,700	287,428
		452,248
Oil Companies - Exploration & Production 2.01%
Africa Energy Corp., 144A	2,110,889	309,526	*
Beach Energy Ltd.	1,993,700	1,217,663
Ivanhoe Energy, Inc.	18,719	749	*
Range Energy Resources, Inc., 144A	15,000,000	253,788	*
SVT Capital Corp.	23,626	3,553	*
U.S. Oil Sands, Inc.	140,000	78,956	*
U.S. Oil Sands, Inc., 144A	198,000	111,667	*
		1,975,902
Oil Companies - Integrated 1.31%
PetroChina Ltd., ADR	17,600	1,289,200
Oil Refining & Marketing 1.49%
Saras S.p.A.	766,300	1,463,214
Petrochemicals 1.12%
Sinopec Shanghai Petrochemical, H Shares	1,980,700	1,099,289

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks (cont'd)	Shares	Value
Power Converters/Supply Equipment 1.30%
Gamesa Tecnologica S.A.	54,000	$1,277,364
Precious Metals 1.34%
Silver Standard Resources Inc.	123,700	1,312,457	*
Real Estate Operating/Development 5.82%
Pacific Infrastructure Ventures, Inc. (RS)	7,443,544	5,709,943	*#@
Rubber - Tires 2.39%
Cooper Tire & Rubber Co.	27,700	1,228,495
Goodyear Tire & Rubber Co.	31,000	1,116,000
		2,344,495
Rubber/Plastic Products 2.36%
Hyundai Engineering Plastics Co., Ltd.	153,400	1,157,535
Trinseo S.A.	17,300	1,160,830
		2,318,365
Steel - Producers 3.64%
Ternium, Sponsored ADR	50,300	1,313,836
Tokyo Steel Manufacturing Co., Ltd.	140,800	1,186,750
Yodogawa Steel Works Ltd.	39,400	1,072,789
		3,573,375
Steel - Specialty 1.29%
Sanyo Special Steel Co., Ltd.	236,900	1,260,460

Total Common Stocks		73,620,332
(cost $144,143,338)

Exchange-Traded Funds 1.18%
Global X Copper Miners ETF	10,800	242,244
Guggenheim Shipping ETF	20,000	245,600
iShares S&P/TSX Capped Materials Index ETF	23,600	239,576
VanEck Vectors Coal ETF	31,200	431,496

Total Exchange-Traded Funds		1,158,916
(cost $1,178,884)

Subscription Receipts 4.43%
Energy – Alternate Sources 3.38%
Pentanova Energy Corp., Subscription Receipts (RS)	6,000,000	3,316,164	*#@

Gold Mining 1.05%
Leagold Mining Corp.	500,000	1,030,191	*

Total Subscription Receipts		4,346,355
(cost $3,297,098)

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	March 31, 2017

Warrants 0.01%	Shares	Value
Diversified Minerals 0.00%
VR Resources Ltd., Warrants (March 2019)	562,500	$0	*#@

Gold Mining 0.01%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	86,150	0	*#@
Gran Colombia Gold Corp., Warrants (March 2019)	59,500	2,013	*
New Gold, Inc., 144A, Warrants (June 2017)	822,570	3,093	*
		5,106

Total Warrants		5,106
(cost $0)

Purchased Call Options 1.87%	Contracts
Exchange-Traded Fund 0.18%
SPDR S&P Oil & Gas Exploration & Production ETF, Strike Price $44.00, Expiration Jan. 2018	1,230	174,660	*
Gold Mining 0.19%
Franco-Nevada Corp., Strike Price $65.00, Expiration Jan. 2018	240	182,400	*
Metal - Copper 0.31%
Freeport-McMoRan, Inc., Strike Price $15.00, Expiration Jan. 2018	1,340	212,390	*
Freeport-McMoRan, Inc., Strike Price $17.00, Expiration Jan. 2018	790	87,690	*
		300,080
Metal - Diversified 0.27%
BHP Billiton Ltd., Strike Price $40.00, Expiration Jan. 2018	890	220,275	*
BHP Billiton Ltd., Strike Price $45.00, Expiration Jan. 2018	410	48,380	*
		268,655
Oil Companies - Integrated 0.92%
BP plc, Strike Price $35.00, Expiration Jan. 2018	730	114,610	*
BP plc, Strike Price $35.00, Expiration Apr. 2017	390	9,750	*
Chevron Corp., Strike Price $120.00, Expiration Jan. 2018	2,060	315,180	*
Exxon Mobil Corp., Strike Price $85.00, Expiration Jun. 2017	100	9,150	*
Exxon Mobil Corp., Strike Price $90.00, Expiration Jan. 2018	2,010	258,285	*
Royal Dutch Shell plc, Strike Price $50.00, Expiration Apr. 2017	230	59,225	*
Royal Dutch Shell plc, Strike Price $55.00, Expiration Jan. 2018	810	139,725	*
		905,925

Total Purchased Call Options		1,831,720
(cost $2,803,545)

Convertible Debenture 7.74%	Principal Amount
Gold Mining 7.74%
Gran Colombia Gold Corp., 6.00%, maturity 01/02/20	$9,153,710	7,596,664
(cost $4,857,187)

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	March 31, 2017

Corporate Note 2.86%	Principal Amount	Value
Electric Generation 2.86%
Interamerican Energy Corp., 15.00%, maturity 11/08/21 (RS)	$2,805,938	$2,805,938	#@
(cost $2,805,938)

Total Investments 93.14%		91,365,031
(cost $159,085,990)
Other assets and liabilities, net 6.86%		6,726,042
Net Assets 100.0%		$98,091,073

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks 89.08%	Shares	Value
Advanced Materials/Products 1.24%
Nano One Materials Corp.	3,100,000	$1,818,250	*+
Coal 0.00%
Caribbean Resources Corp.	4	0	*#@
Diamonds/Precious Stones 0.00%
Rockwell Diamonds, Inc., 144A	171,667	7,745	*
Diversified Minerals 8.69%
Adamera Minerals Corp., 144A	119,543	13,034	*
Amani Gold Ltd.	54,500,000	1,081,714	*
Auryn Resources, Inc.	1,500,000	3,541,753	*
Bacanora Minerals Ltd.	429,923	438,250	*
Calibre Mining Corp.	4,500,000	761,364	*
Golden Predator Mining Corp.	1,600,000	1,756,589	*
Golden Reign Resources Ltd.	1,500,000	270,707	*
Indochine Mining Ltd.	10,000	0	*#@
Lithium Americas Corp.	750,000	563,973	*
Lithium X Energy Corp.	2,275,000	2,805,580	*
Rubicon Minerals Corp.	475,000	657,217	*
Terrax Minerals, Inc.	1,000,000	488,777	*
VR Resources Ltd.	1,725,000	376,170	*
		12,755,128
Gold Mining 51.95%
Alexandria Minerals Corp.	6,751,675	330,006	*
Algold Resources Ltd.	5,400,000	1,055,758	*
Anfield Gold Corp.	1,000,000	744,445	*
Anfield Gold Corp., 144A	500,000	372,222	*
Bonterra Resources, Inc.	6,000,000	1,804,715	*
Canyon Resources Ltd.	16,175,457	990,597	*
Chesapeake Gold Corp., 144A	192,199	513,070	*
Comstock Mining, Inc.	2,665,000	596,960	*
Copperbank Resources Corp.	13,805,418	674,777	*+
Copperbank Resources Corp., 144A	174,000	8,505	*+
Corona Minerals Ltd.	1,625,000	0	*#@
Doray Minerals Ltd.	1,500,000	384,154	*
Eastmain Resources, Inc.	1,500,000	535,775	*
Gold Standard Ventures Corp.	1,200,000	2,592,000	*
Harte Gold Corp.	2,000,000	812,122	*
IDM Mining Ltd.	5,000,000	601,572	*
IDM Mining Ltd., 144A	95,000	11,430	*
Integra Gold Corp.	2,000,000	1,368,575	*
K92 Mining Ltd.	1,500,000	936,196	*
Kirkland Lake Gold Ltd.	380,001	2,803,178
Kirkland Lake Gold Ltd., 144A (RS)	90,000	630,714	*#@
Klondex Mines Ltd.	6,000,000	23,416,175	*

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks (cont'd)	Shares	Value
Gold Mining (cont'd)
Klondike Gold Corp.	1,000,000	$199,271	*
Leagold Mining Corp., 144A	333,000	686,107	*#@
Lexam VG Gold, Inc., 144A	2,406,501	407,161	*
Malbex Resources, Inc., 144A	133,333	36,596	*
Mammoth Resources Corp.	1,454,500	98,436	*+
Mirasol Resources Ltd.	2,000,000	2,541,640	*
Newcastle Gold Ltd., 144A	66,667	36,094	*
NGEx Resources, Inc.	1,500,000	1,105,388	*
Nighthawk Gold Corp.	1,500,000	924,916	*
NV Gold Corp.	1,800,000	263,940	*+
OceanaGold Corp., 144A	5,348	15,845
Orca Gold, Inc.	1,350,000	380,682	*
Osisko Mining, Inc.	300,000	1,094,108	*
Petaquilla Minerals Ltd., 144A	2,660,000	0	*#@
Pilot Gold, Inc.	500,000	214,310	*
Pretium Resources, Inc.	460,000	4,929,203	*
Pure Gold Mining, Inc.	3,250,000	1,466,331	*
Radisson Mining Resources, Inc.	5,200,000	606,083	*
Radius Gold, Inc., 144A	125,000	14,569	*
Red Pine Exploration	8,331,000	783,077	*
Redstar Gold Corp.	15,000,000	1,240,741	*+
Rise Gold Corp.	1,000,000	203,031	*
Rye Patch Gold Corp.	8,316,873	2,126,358	*
Rye Patch Gold Corp., 144A	1,800,000	460,202	*
Seabridge Gold, Inc.	45,000	495,056	*
Seafield Resources Ltd., 144A	1,300,000	0	*#@
Skeena Resources Ltd.	4,984,000	243,606	*
St Barbara Ltd.	1,000,000	1,821,614	*
Taurus Gold Ltd., 144A	2,448,381	0	*#@
TMAC Resources, Inc.	150,000	1,841,937	*
Tolima Gold, Inc.	3,250,000	42,768	*
Tolima Gold, Inc., 144A	850,000	11,185	*
TriStar Gold, Inc.	25,308,000	6,184,983	*+
Victoria Gold Corp.	2,000,000	887,318	*
Wesdome Gold Mines Ltd.	933,800	2,822,782	*
Westgold Resources Ltd.	500,000	903,716	*
		76,272,000
Medical - Hospitals 0.00%
African Medical Investments plc	4,637,500	0	*#@
Metal - Copper 0.49%
Highland Copper Company, Inc.	5,000,000	563,973	*
Rockcliff Copper Corp., 144A	2,620,000	157,612	*
		721,585
Metal - Diversified 7.75%
AuRico Metals, Inc.	350,000	307,929	*
Cardinal Resources Ltd.	14,000,000	5,730,983	*

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks (cont'd)	Shares	Value
Metal - Diversified (cont’d)
Columbus Gold Corp.	1,900,000	$1,328,721	*
Filo Mining Corp.	400,000	580,517	*
Ivanhoe Mines Ltd., Class A	100,000	348,912	*
Mandalay Resources Corp.	248,960	110,453
Minera Alamos, Inc.	3,979,500	523,677	*
Mineral Mountain Resources Ltd.	1,031,500	209,426	*
Murchison Minerals Ltd.	3,000,000	473,738	*+
Nemaska Lithium, Inc.	400,000	391,022	*
New Age Metals, Inc., 144A	143,518	11,332	*
Novo Resources Corp.	1,000,000	526,375	*
Orex Minerals, Inc.	5,420,000	794,751	*
Orsu Metals Corp., 144A	1,869,220	35,140	*
		11,372,976
Mining Services 0.46%
Argent Minerals Ltd.	21,100,000	678,460	*+
Non-Ferrous Metals 0.47%
Energizer Resources, Inc.	13,000,000	684,288	*
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.	2,000,000	0	*#@
SVT Capital Corp.	1,616	243	*
		243
Optical Recognition Equipment 0.02%
Nexoptic Technology Corp., 144A	12,083	27,803	*
Other Mined Materials 0.45%
Golden Peak Minerals, Inc.	300,000	90,236	*+
Golden Peak Minerals, Inc. (RS)	1,999,998	571,492	*+#@
		661,728
Precious Metals 16.94%
Barsele Minerals Corp.	10,121,299	7,915,292	*+
Brixton Metals Corp.	2,500,000	977,554	*+
Candente Gold Corp., 144A	4,875,000	164,962	*
Dolly Varden Silver Corp.	4,128,500	2,142,095	*+
Dolly Varden Silver Corp. (RS)	1,500,000	739,369	*+#@
Fiore Exploration Ltd.	7,746,800	1,922,355	*+
GFG Resources, Inc.	1,750,000	1,513,329	*
Kootenay Silver, Inc.	1,000,000	225,589	*
Lundin Gold, Inc.	500,000	2,289,732	*
Lundin Gold, Inc., 144A	70,000	320,562	*
Probe Metals, Inc.	1,250,000	1,362,936	*
Roxgold, Inc.	3,000,000	3,113,133	*
SilverCrest Metals, Inc.	250,000	387,262	*
Toachi Mining, Inc.	4,136,000	1,212,949	*+

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks (cont'd)	Shares	Value
Precious Metals (cont'd)
Toachi Mining, Inc., 144A	2,000,000	$586,532	*+
		24,873,651
Silver Mining 0.62%
MAG Silver Corp.	50,000	656,500	*
Santacruz Silver Mining Ltd.	1,250,000	249,088	*
		905,588

Total Common Stock		130,779,445
(cost $133,064,606)

Exchange-Traded Funds 1.94%
Direxion Daily Gold Miners Index Bull 3X Shares	120,000	1,078,800
Direxion Daily Junior Gold Miners Index Bull 3x Shares	275,000	1,776,500

Total Exchange-Traded Funds		2,855,300
(cost $3,517,652)

Subscription Receipts 1.09%
Gold Mining 1.09%
Leagold Mining Corp., Subscription Receipts	780,000	1,607,099	*
(cost $1,589,536)

Warrants 1.52%
Diversified Minerals 0.00%
Amani Gold, Warrants (July 2017)	3,500,000	5,348	*
VR Resources Ltd., Warrants (March 2019)	862,500	0	*#@
		5,348
Gold Mining 0.73%
Alexandria Minerals Corp., 144A, Warrants (June 2019)	1,256,195	0	*#@
Algold Resources Ltd., Warrants (April 2018)	1,250,000	103,395	*#@
Bonterra Resources, Inc., Warrants (December 2017)	625,000	46,998	*#@
Bonterra Resources, Inc., Warrants (July 2018)	625,000	46,998	*#@
Gran Colombia Gold Corp., Warrants (March 2019)	96,250	3,257	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	58,450	0	*#@
New Gold, Inc., 144A, Warrants (June 2017)	352,530	1,325	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	377,500	794,826	*
Osisko Mining, Inc., Warrants (August 2018)	1,000,000	71,437	*
Redstar Gold Corp., Warrants (May 2019)	2,500,000	0	*+#@
		1,068,236
Metal - Diversified 0.09%
Dalradian Resources, Inc., Warrants (July 2017)	1,490,000	89,634	*
Minera Alamos, Inc., Warrants (May 2019)	2,225,000	41,828	*#@
Murchison Minerals Ltd., 144A, Warrants (December 2018)	1,500,000	0	*+#@
Orex Minerals, Inc., 144A, Warrants (November 2017)	1,250,000	0	*#@

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	March 31, 2017

Warrants (cont'd)	Shares	Value
Metal - Diversified (cont’d)
		$131,462
Precious Metals 0.70%
Barsele Minerals Corp., 144A, Warrants (November 2017)	1,250,000	695,567	*+#@
Barsele Minerals Corp., 144A, Warrants (March 2018)	600,000	333,873	*+#@
Probe Metals, Inc., Warrants (February 2018)	625,000	0	*#@
		1,029,440

Total Warrants		2,234,486
(cost $703,933)

Special Warrant 0.00%
Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants	600,000	0	*#@
(cost $300,000)

Rights 0.31%
Metal - Diversified 0.31%
Cardinal Resources Ltd.	1,500,000	452,670	*
(cost $13,109)

Convertible Debenture 2.18%	Principal Amount
Gold Mining 2.18%
Gran Colombia Gold Corp., 6.00%, maturity 01/02/20	$3,855,613	3,199,773
(cost $2,036,118)

Corporate Note 0.51%
Electric Generation 0.51%
Interamerican Energy Corp., 15.00%, maturity 11/08/21 (RS)	748,250	748,250	#@
(cost $748,250)

Total Investments 96.63%		141,877,023
(cost $141,973,204)
Other assets and liabilities, net 3.37%		4,945,997
Net Assets 100.0%		$146,823,020

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks 82.77%	Shares	Value
Diamonds/Precious Stones 0.88%
Lucara Diamond Corp.	400,000	$929,428
Gold Mining 70.49%
Agnico Eagle Mines Ltd.	50,000	2,122,000
Barrick Gold Corp.	100,000	1,899,000
Beadell Resources Ltd.	4,000,000	889,996	*
Centerra Gold, Inc.	10,000	57,525
Comstock Mining, Inc.	4,621,648	1,035,249	*
Doray Minerals Ltd.	1,000,000	256,103	*
Dundee Precious Metals, Inc.	550,000	1,166,297	*
Evolution Mining Ltd.	32,000	51,445
Gold Fields Ltd., Sponsored ADR	15,000	52,950
Gold Resource Corp.	10,000	45,200
Golden Star Resources Ltd.	2,300,000	1,948,330	*
Harmony Gold Mining Co. Ltd., Sponsored ADR	375,000	918,750
Highland Gold Mining Ltd.	28,000	61,032
IAMGOLD Corp.	12,000	48,000	*
Jaguar Mining, Inc.	6,750,000	3,299,244	*
K92 Mining Ltd.	2,250,000	1,404,294	*
Kirkland Lake Gold Ltd.	1,270,000	9,368,502
Kirkland Lake Gold Ltd., 144A (RS)	175,000	1,226,388	*#@
Klondex Mines Ltd.	4,500,000	17,562,131	*
Koza Altin Isletmeleri A.S.	11,000	60,264	*
Marlin Gold Mining Ltd.	1,375,200	687,678	*
Newmont Mining Corp.	50,000	1,648,000
Northern Star Resources Ltd.	650,000	2,020,431
OceanaGold Corp.	700,000	2,073,918
Pantoro Ltd.	2,000,000	274,979	*
Petropavlovsk plc	567,000	51,813	*
Resolute Mining Ltd.	51,000	50,817
Richmont Mines, Inc.	300,000	2,130,000	*
Rye Patch Gold Corp.	10,070,794	2,574,779	*
Sandstorm Gold Ltd.	600,000	2,562,000	*
Sibanye Gold Ltd., Sponsored ADR	6,000	52,860
Silver Lake Resources Ltd.	3,000,000	1,331,568	*
St Barbara Ltd.	3,000,000	5,464,841	*
Teranga Gold Corp.	75,000	47,938	*
Wesdome Gold Mines Ltd.	1,834,500	5,545,505	*
Westgold Resources Ltd.	2,400,000	4,337,839	*
Zijin Mining Group Co., Ltd., H shares	147,000	54,557
		74,382,223
Medical - Hospitals 0.00%
African Medical Investments plc	2,000,000	0	*#@
Metal - Diversified 2.97%
AuRico Metals, Inc.	3,000,000	2,639,396	*
Mandalay Resources Corp.	1,110,040	492,479
		3,131,875

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks (cont'd)	Shares	Value
Precious Metals 2.86%
Coeur Mining, Inc.	100,000	$808,000	*
Maverix Metals, Inc.	1,050,000	1,176,448	*
Roxgold, Inc.	1,000,000	1,037,711	*
		3,022,159
Silver Mining 5.57%
Pan American Silver	125,000	2,190,000
Santacruz Silver Mining Ltd.	2,500,000	498,177	*
Silver Wheaton Corp.	150,000	3,126,000
Silvercorp Metals, Inc.	19,000	66,007
		5,880,184

Total Common Stocks		87,345,869
(cost $66,120,052)

Exchange-Traded Funds 2.21%
Direxion Daily Gold Miners Index Bull 3X Shares	80,000	719,200
Direxion Daily Junior Gold Miners Index Bull 3x Shares	250,000	1,615,000

Total Exchange-Traded Funds		2,334,200
(cost $2,449,800)

Subscription Receipts 4.88%
Gold Mining 4.88%
Leagold Mining Corp.	2,500,000	5,150,957	*
(cost $5,094,668)

Warrants 0.37%
Gold Mining 0.37%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	29,400	0	*#@
Gran Colombia Gold Corp., Warrants (March 2019)	37,500	1,269	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	183,900	387,202	*

Total Warrants		388,471
(cost $271,712)

Convertible Debenture 1.53%	Principal Amount
Gold Mining 1.53%
Gran Colombia Gold Corp., 6.00%, maturity 01/02/20	$1,950,944	1,619,088
(cost $1,030,277)

Corporate Notes 0.27%
Coal 0.00%
Caribbean Resources Corp., 19.25%, maturity 06/15/15	485,766	0	*#^@

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	March 31, 2017

Corporate Notes (cont'd)	Principal Amount	Value
Electric Generation 0.27%
Interamerican Energy Corp., 15.00%, maturity 11/08/21 (RS)	$280,594	$280,594	#@

Total Corporate Notes		280,594
(cost $766,360)

Total Investments 92.03%		97,119,179
(cost $75,732,869)
Other assets and liabilities, net 7.97%		8,406,740
Net Assets 100.0%		$105,525,919

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks 91.57%	Shares	Value
Agricultural Chemicals 1.84%
Gubre Fabrikalari T.A.S.	478,000	$600,275
PhosAgro PJSC, GDR	15,900	231,000
		831,275
Airlines 4.77%
Aegean Airlines S.A.	70,000	553,500
Aeroflot PJSC	247,000	737,582	*
Deutsche Lufthansa	30,700	498,044
Wizz Air Holdings plc	18,200	373,624	*
		2,162,750
Airport Development/Maintenance 0.34%
TAV Havalimanlari Holding A.S.	38,700	154,241
Appliances 2.61%
Arcelik A.S.	111,200	693,726
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	139,000	490,663
		1,184,389
Automotive - Cars & Light Trucks 1.37%
Ford Otomotiv Sanayi A.S.	63,300	619,716
Automotive Truck Parts & Equipment 0.60%
Brembo S.p.A	3,680	272,248
Building & Construction - Miscellaneous 2.42%
Budimex S.A.	10,300	635,797
Enka Insaat ve Sanayi A.S.	275,000	461,491
		1,097,288
Building & Construction Products - Miscellaneous 0.82%
Wienerberger AG	17,500	370,789
Building Products - Cement/Aggregates 0.48%
Cimsa Cimento Sanayi VE Ticaret	51,000	216,865
Cellular Telecommunication 1.47%
MegaFon PJSC, GDR	16,600	194,394
Mobile TeleSystems OJSC, Sponsored ADR	42,700	470,981
		665,375
Chemicals - Diversified 0.69%
Ciech S.A.	15,600	314,561
Chemicals - Fibers 1.70%
Aksa Akrilik Kimya Sanayii A.S.	139,000	410,782
Lenzing AG	2,144	360,435
		771,217
Coal 1.42%
Lubelski Wegiel Bogdanka S.A.	33,400	641,393

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks (cont'd)	Shares	Value
Commercial Banks - Non US 15.71%
Akbank T.A.S.	143,000	$335,740
Alpha Bank AE	213,700	381,995	*
Banca Transilvania S.A.	1	1
BGEO Group plc	2,600	104,546
BRD-Groupe Societe Generale S.A.	216,000	622,304
Eurobank Ergasias S.A.	202,000	123,426	*
National Bank of Greece S.A.	900,000	230,305	*
OTP Bank plc	13,950	389,755
Piraeus Bank S.A.	645,000	116,848	*
Powszechna Kasa Oszczednosci Bank Polski S.A.	24,700	199,640
Sberbank of Russia, Sponsored ADR	383,000	4,415,990
Turkiye Garanti Bankasi A.S.	81,000	197,527
		7,118,077
Communications Software 0.48%
LiveChat Software S.A.	16,000	215,889
Computer Services 1.55%
Asseco Poland S.A.	30,800	421,603
Luxoft Holding, Inc., Class A	4,500	281,475	*
		703,078
Diamonds/Precious Stones 0.48%
Alrosa PJSC	133,000	214,980
Diversified Operations 1.80%
KOC Holding A.S.	117,456	496,177
Tekfen Holding A.S.	133,500	317,716
		813,893
Electric - Distribution 0.21%
Societatea Energetica Electrica S.A.	28,700	96,727
Electric - Generation 1.40%
Inter RAO UES PJSC	8,910,000	635,216
Electronics - Military 1.51%
Aselsan Elektronik Sanayi Ve Ticaret	30,500	142,614
Safran S.A.	7,280	543,337
		685,951
Enterprise Software/Services 0.43%
Logo Yazilim Sanayi Ve Ticaret	12,700	195,201	*
Entertainment Software 0.65%
CD Projekt S.A.	15,800	295,486	*
Food - Retail 0.99%
BIM Birlesik Magazalar A.S.	16,700	256,781
Magnit PJSC, Sponsored GDR	5,000	190,546

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks (cont'd)	Shares	Value
Food - Retail (cont'd)
		$447,327
Food - Wholesale/Distribution 1.31%
Eurocash S.A.	74,000	595,322
Gold Mining 0.10%
Koza Altin Isletmeleri A.S.	8,500	46,568	*
Human Resources 0.53%
Benefit Systems S.A.	1,015	240,619	*
Machinery - General Industrial 1.14%
Andritz AG	10,350	517,639
Medical - Drugs 0.48%
Richter Gedeon Nyrt	9,600	218,033
Metal - Diversified 0.59%
MMC Norilsk Nickel PJSC, ADR	12,200	191,418
Orsu Metals Corp., 144A	4,025,000	75,666	*
		267,084
Metal - Iron 2.10%
Magnitogorsk Iron & Steel Works OJSC, GDR	62,600	531,879
Novolipetsk Steel PJSC, GDR	21,000	417,407
		949,286
Miscellaneous Manufacturing 0.62%
RHI AG	10,900	278,967
Multi-line Insurance 1.12%
UNIQA Insurance Group AG	27,500	213,398
Vienna Insurance Group Wiener Versicherung Gruppe AG	12,200	295,171
		508,569
Oil Companies - Integrated 16.74%
Gazprom OAO, Sponsored ADR	663,000	2,971,661
Lukoil PJSC, Sponsored ADR	61,600	3,268,496
MOL Hungarian Oil & Gas plc	7,970	545,715
OMV Petrom S.A., GDR	28,000	300,717	*
Polskie Gornictwo Naftowe i Gazownictwo S.A.	334,500	499,112
		7,585,701
Oil Refining & Marketing 6.09%
Aygaz A.S.	56,000	226,694
Grupa Lotos S.A.	16,000	220,615	*
Hellenic Petroleum S.A.	110,500	605,952
Motor Oil Hellas Corinth Refineries S.A.	35,600	607,373
Polski Koncern Naftowy Orlen S.A.	22,400	564,973
Tupras Turkiye Petrol Rafinerileri A.S.	21,500	534,148

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks (cont'd)	Shares	Value
Oil Refining & Marketing (cont'd)
		$2,759,755
Property/Casualty Insurance 0.84%
Powszechny Zaklad Ubezpieczen S.A.	43,600	382,350
Regional Banks - Non US 1.04%
Moneta Money Bank A.S.	139,000	471,086	*
Retail - Apparel/Shoe 0.61%
CCC S.A.	4,600	275,862
Retail - Appliances 1.10%
M.Video PJSC	75,000	500,392
Retail - Jewelry 0.37%
Pandora A/S	1,515	167,678
Retail - Restaurants 0.55%
AmRest Holdings S.E.	2,850	249,340	*
Steel - Producers 2.43%
Eregli Demir ve Celik Fabrikalari T.A.S.	256,000	415,721
Evraz plc	171,500	465,013
Severstal PAO PJSC, GDR	15,300	219,555
		1,100,289
Telecom Services 2.74%
O2 Czech Republic a.s.	16,100	180,136
Orange Polska S.A.	425,000	495,792
Sistema PJSC FC, GDR	49,000	438,520
Turk Telekomunikasyon A.S.	78,200	126,960
		1,241,408
Telephone - Integrated 2.45%
Hellenic Telecommunications Organization S.A.	72,100	677,392
Magyar Telekom Telecommunications	260,500	432,052
		1,109,444
Tobacco 0.52%
Philip Morris CR A.S.	440	235,486
Transportation - Services 1.35%
Oesterreichische Post AG	15,400	613,545
Travel Services 0.55%
TUI	18,000	249,268
Web Portals/ISP 0.46%
Yandex, Class A	9,450	207,238	*

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks (cont'd)	Shares	Value

Total Common Stocks		$41,494,861
(cost $38,829,510)

Exchange-Traded Funds 4.69%
Direxion Daily Russia Bull 3x Shares	17,000	1,530,000
Global X MSCI Greece ETF	16,000	127,360
iShares MSCI Poland Capped ETF	10,100	217,958
iShares MSCI Turkey ETF	7,000	250,600

Total Exchange-Traded Funds		2,125,918
(cost $2,166,140)

Total Investments 96.26%		43,620,779
(cost $40,995,650)
Other assets and liabilities, net 3.74%		1,696,881
Net Assets 100.0%		$45,317,660

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks 88.34%	Shares	Value
Airlines 2.96%
Air China Ltd., H shares	220,000	$178,136
AirAsia Berhad	250,000	177,363
Asia Aviation PCL NVDR	350,000	65,697
Cebu Air, Inc.	75,000	140,342
		561,538
Applications Software 2.49%
TravelSky Technology Ltd., H shares	200,000	472,576
Automotive - Cars & Light Trucks 12.66%
Geely Automobile Holdings Ltd.	866,000	1,327,195
Great Wall Motor Co., Ltd., H shares	90,500	103,143
Guangzhou Automobile Group Co., Ltd., H shares	550,000	880,883
Yadea Group Holdings Ltd.	400,000	86,512	*
		2,397,733
Automotive/Truck Parts & Equipment - Original 2.15%
Nexteer Automotive Group Ltd.	276,000	407,316
Automotive/Truck Parts & Equipment - Replacement 1.07%
Tung Thih Electronic Co., Ltd.	3,000	25,856
Xinyi Glass Holdings Ltd.	200,000	176,164
		202,020
Batteries/Battery Systems 0.39%
Tianneng Power International Ltd.	82,000	74,544
Beverages - Non-alcoholic 0.23%
Vitasoy International Holdings Ltd.	22,000	43,733
Building - Heavy Construction 4.48%
China Communications Services, H shares	490,000	320,904
China Railway Group, H shares	590,000	528,296
		849,200
Coal 0.99%
Semirara Mining & Power Co., A	64,000	188,227
Commercial Banks - Non US 1.28%
Bank Mandiri Persero Tbk PT	94,000	82,554
Bank Rakyat Indonesia Persero Tbk PT	165,000	160,664
		243,218
Computers - Integrated System 0.91%
PAX Global Technology Ltd.	125,000	79,802
Posiflex Technology, Inc.	16,399	92,160
		171,962

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks (cont'd)	Shares	Value
Computers - Memory Devices 0.20%
ASPEED Technology Ltd.	2,000	$37,574	*
Cosmetics & Toiletries 0.33%
AMOREPACIFIC Group	585	62,537
Diversified Operations 1.12%
Melco International Development	120,000	211,939
Electronic Components - Miscellaneous 4.08%
AAC Technologies Holdings, Inc.	50,000	585,452
Micro-Star International Co.	47,000	109,376
Pegatron Corp.	12,000	35,524
Silicon Motion Technology Corp., ADR	900	42,075
		772,427
Electronic Components - Semiconductors 0.19%
Phison Electronics Corp.	4,000	35,912
Energy - Alternate Sources 2.26%
China Longyuan Power Group, H shares	420,000	326,693
Xinyi Solar Holdings Ltd.	320,000	102,201
		428,894
Engineering/R&D Services 0.42%
CTCI Corp.	45,000	78,593
Enterprise Software/Services 0.22%
Sinosoft Technology Group Ltd.	120,000	41,577
Entertainment Software 0.75%
NetEase, Inc., ADR	500	142,000
Finance - Investment Banker/Broker 1.19%
China International Capital, H shares	150,000	225,964	*
Gas - Distribution 2.06%
China Resources Gas Group Ltd.	110,000	389,592
Internet Application Software 5.48%
Tencent Holdings Ltd.	36,000	1,037,143
Life/Health Insurance 0.63%
Bangkok Life Assurance PCL NVDR	20,000	29,975
China Life Insurance Co., Ltd.	90,800	89,793
		119,768
Medical - Drugs 4.76%
Consun Pharmaceutical Group Ltd.	80,000	46,350
CSPC Pharmaceutical Group Ltd.	504,000	660,298
Livzon Pharmaceutical Group, Inc., H shares	33,000	194,336
		900,984

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks (cont'd)	Shares	Value
Medical - Wholesale Drug Distribution 1.84%
Sinopharm Group Co., Ltd., H shares	75,000	$348,185
Medical Products 1.87%
China Medical System Holdings Ltd.	200,000	354,812
Multi-line Insurance 1.63%
Ping An Insurance Group Co of China Ltd., H shares	55,000	308,245
Non - Ferrous Metals 0.26%
Sterling Group Ventures, Inc.	500,000	50,000	*
Non-hazardous Waste Disposal 0.45%
China Water Affairs Group	130,000	85,655
Oil - Field Services 0.52%
Sinopec Kantons Holdings	180,000	97,806
Oil Companies - Integrated 1.42%
China Petroleum & Chemical Corp., ADR	3,300	268,983
Petrochemicals 2.14%
Lotte Chemical Corp.	518	171,650
Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	4,200	234,192
		405,842
Photo Equipment & Supplies 6.07%
Sunny Optical Technology Group Co., Ltd.	157,000	1,148,984
Property/Casualty Insurance 2.55%
Dongbu Insurance Co., Ltd.	1,700	97,312
Hyundai Marine & Fire Insurance Co., Ltd.	2,581	80,784
KB Insurance Co., Ltd.	1,500	36,209
Meritz Fire & Marine Insurance Co., Ltd.	2,727	39,009
PICC Property & Casualty Co., Ltd., H shares	149,000	229,971
		483,285
Real Estate Management/Service 0.23%
China Overseas Property Holdings Ltd.	240,000	44,181
Real Estate Operating/Development 4.73%
China Overseas Grand Oceans Group Ltd.	500,000	264,000
China Overseas Land & Investment Ltd.	28,000	80,023
China Resources Land Ltd.	50,000	135,233
China Vanke Co., Ltd., H shares	35,000	94,658
Farglory Land Development Co., Ltd.	140,000	189,391
Highwealth Construction Corp.	75,000	131,852
		895,157
Rental Auto/Equipment 0.17%
CAR, Inc.	35,000	32,839	*

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	March 31, 2017

Common Stocks (cont'd)	Shares	Value
Retail - Apparel/Shoe 2.37%
ANTA Sports Products Ltd.	162,000	$448,204
Retail - Home Furnishings 2.01%
Man Wah Holdings Ltd.	480,000	381,264
Semiconductor Components - Integrated Circuits 0.99%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	5,700	187,188
Telecom Services 0.17%
Tower Bersama Infrastructure Tbk PT	80,000	32,725
Telecommunication Equip 2.97%
BYD Electronic International Co., Ltd.	405,000	562,773
Textile - Apparel 2.47%
Best Pacific International Holdings Ltd.	110,000	88,223
Shenzhou International Group Holdings Ltd.	14,000	88,357
Texhong Textile Group Ltd.	218,000	291,284
		467,864
Water Treatment Systems 0.18%
CT Environmental Group Ltd.	160,000	33,987

Total Common Stocks		16,734,950
(cost $13,254,212)

Exchange-Traded Funds 2.79%
iShares MSCI Hong Kong ETF	8,000	178,000
iShares MSCI Singapore Capped ETF	8,000	182,480
VanEck Vectors Vietnam ETF	12,000	168,240

Total Exchange-Traded Funds		528,720
(cost $485,851)

Total Investments 91.13%		17,263,670
(cost $13,740,063)
Other assets and liabilities, net 8.87%		1,680,766
Net Assets 100.0%		$18,944,436

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)	March 31, 2017

Legend

*	Non-income producing security.
+	Affiliated company (see following)
#	Illiquid Security
^	In default on interest and/or principal payments. Rate shown represents the last coupon rate prior to default.
@
Security was fair valued at March 31, 2017, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at March 31, 2017, were 0.00% of All American Equity Fund, 2.74% of Holmes Macro Trends Fund, 12.20% of Global Resources Fund, 3.16% of World Precious Minerals Fund and 1.43% of Gold and Precious Metals Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

144A
Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of March 31, 2017 amounted to $0, 0.00%, of Holmes Macro Trends Fund, $1,331,384, 1.36%, of Global Resources Fund, $5,229,734, 3.56%, of World Precious Minerals Fund, $1,226,388, 1.16%, of Gold and Precious Metals Fund, $75,666, 0.17% and of Emerging Europe Fund.

ADR	American Depositary Receipt
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Insurance Corporation
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GO	General Obligation Bond
LLC	Limited Liability Company
NATL	National Public Finance Guarantee Corporation
NVDR	Non-voting Depositary Receipt
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PSF-GTD	Texas Public School Fund Guarantee
Q-SBLF	Qualified School Bond Loan Fund
RS	Restricted Security (see following)
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt
ZCB	Zero Coupon Bond

Notes to Portfolios of Investments (unaudited)	March 31, 2017

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2017.

Principal amounts are in U.S. dollars unless otherwise noted.

U.S. Global Investors Funds, a Delaware statutory trust, consists of nine separate funds (Funds). For more comprehensive information on the Funds’ organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over the counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Adviser’s Valuation Committee, under policies and procedures established by the Funds’ Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Funds’ Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.

Notes to Portfolios of Investments (unaudited)	March 31, 2017

The Funds use a three-tier hierarchy based on the inputs used in valuation to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs are inputs from independent sources, while unobservable inputs are inputs that reflect the Funds’ own assumptions.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term U.S. government obligations maturing in sixty days or less are valued using amortized cost. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (unaudited)	March 31, 2017

The following table summarizes the valuation of each Fund’s securities as of March 31, 2017, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and Agency Obligations	$—	$52,017,605	$—	$52,017,605
Total	$—	$52,017,605	$—	$52,017,605

Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$—	$79,365,474	$—	$79,365,474
Total	$—	$79,365,474	$—	$79,365,474

All American Equity Fund
Investments in Securities*
Common Stocks	$15,074,210	$—	$—	$15,074,210
Rights	—	—	—	—
Total	$15,074,210	$—	$—	$15,074,210

Holmes Macro Trends Fund
Investments in Securities*
Common Stocks:
Energy - Alternate Sources	$—	$—	$—	$—
Medical - Hospitals	—	—	—	—
Real Estate Operating/Development	—	—	327,193	327,193
All Other Common Stocks	31,998,194	—	—	31,998,194
Exchange-Traded Fund	1,218,510	—	—	1,218,510
Subscription Receipts	—	—	552,694	552,694
Warrants:
Gold Mining	—	8	—	8
Convertible Debenture	—	318,073	—	318,073
Corporate Note	—	—	233,829	233,829
Total	$33,216,704	$318,081	$1,113,716	$34,648,501

Global Resources Fund
Investments in Securities*
Common Stocks:
Agricultural Chemicals	$1,064,430	$2,313,478	$—	$3,377,908
Agricultural Operations	—	183,781	—	183,781
Chemicals - Diversified	1,202,950	3,701,180	—	4,904,130
Coal	1,231,911	2,773,625	—	4,005,536
Diamonds/Precious Stones	1,600,205	2,857	—	1,603,062
Diversified Minerals	2,026,667	20,420	—	2,047,087
Energy - Alternate Sources	1,227,720	1,512,928	—	2,740,648
Forestry	4,002,010	48,787	—	4,050,797
Gold Mining	3,023,309	10,278,847	—	13,302,156
Medical - Hospitals	—	—	—	—
Metal - Diversified	2,502,700	1,731,417	—	4,234,117
Metal - Iron	—	2,614,324	—	2,614,324
Natural Resource Technology	—	—	137,351	137,351
Oil - Field Services	—	1,148,464	—	1,148,464
Oil Companies - Exploration & Production	500,898	1,475,004	—	1,975,902

Notes to Portfolios of Investments (unaudited)	March 31, 2017

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Resources Fund (cont’d)
Oil Refining & Marketing	$—	$1,463,214	$—	$1,463,214
Petrochemicals	—	1,099,289	—	1,099,289
Power Converters/Supply Equipment	—	1,277,364	—	1,277,364
Real Estate Operating/Development	—	—	5,709,943	5,709,943
Rubber/Plastic Products	1,160,830	1,157,535	—	2,318,365
Steel - Producers	1,313,836	2,259,539	—	3,573,375
Steel - Specialty	—	1,260,460	—	1,260,460
All Other Common Stocks	10,593,059	—	—	10,593,059
Exchange Traded Funds	1,158,916	—	—	1,158,916
Subscription Receipts	1,030,191	—	3,316,164	4,346,355
Warrants:
Gold Mining	—	5,106	—	5,106
Purchased Call Options	—	1,831,720	—	1,831,720
Convertible Debenture	—	7,596,664	—	7,596,664
Corporate Note	—	—	2,805,938	2,805,938
Total	$33,639,632	$45,756,003	$11,969,396	$91,365,031

World Precious Minerals Fund
Investments in Securities*
Common Stocks:
Diamonds/Precious Stones	$—	$7,745	$—	7,745
Diversified Minerals	11,486,132	1,268,996	—	12,755,128
Gold Mining	70,775,734	5,496,266	—	76,272,000
Medical - Hospitals	—	—	—	—
Metal - Diversified	5,168,255	6,204,721	—	11,372,976
Mining Services	—	678,460	—	678,460
Oil Companies - Exploration & Production	—	243	—	243
Other Mined Materials	90,236	571,492	—	661,728
Precious Metals	24,134,282	739,369	—	24,873,651
All Other Common Stocks	4,157,514	—	—	4,157,514
Exchange Traded Funds	2,855,300	—	—	2,855,300
Subscription Receipts	1,607,099	—	—	1,607,099
Warrants:
Diversified Minerals	—	5,348	—	5,348
Gold Mining	—	1,068,236	—	1,068,236
Metal - Diversified	—	131,462	—	131,462
Precious Metals	—	1,029,440	—	1,029,440
Special Warrant	—	—	—	—
Rights	452,670	—	—	452,670
Convertible Debenture	—	3,199,773	—	3,199,773
Corporate Note	—	—	748,250	748,250
Total	$120,727,222	$20,401,551	$748,250	$141,877,023

Gold and Precious Metals Fund
Investments in Securities*
Common Stocks:
Gold Mining	$58,250,150	$16,132,073	$—	$74,382,223
Medical - Hospitals	—	—	—	—
All Other Common Stocks	12,963,646	—	—	12,963,646
Exchange Traded Funds	2,334,200	—	—	2,334,200

Notes to Portfolios of Investments (unaudited)	March 31, 2017

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Gold and Precious Metals Fund (cont’d)
Subscription Receipts	$5,150,957	$—	$—	$5,150,957
Warrants:
Gold Mining	—	388,471	—	388,471
Convertible Debenture	—	1,619,088	—	1,619,088
Corporate Notes	—	—	280,594	280,594
Total	$78,698,953	$18,139,632	$280,594	$97,119,179

Emerging Europe Fund
Investments in Securities*
Common Stocks:
Cellular Telecommunication	$470,981	$194,394	$—	$665,375
Commercial Banks	4,415,990	2,702,087	—	7,118,077
Computer Services	281,475	421,603	—	703,078
Metal - Diversified	267,084	—	—	267,084
Oil Companies - Integrated	4,145,021	3,440,680	—	7,585,701
Web Portals/ISP	207,238	—	—	207,238
All Other Common Stocks	—	24,948,308	—	24,948,308
Exchange Traded Funds	2,125,918	—	—	2,125,918
Total	$11,913,707	$31,707,072	$—	$43,620,779

China Region Fund
Investments in Securities*
Common Stocks:
Electronic Components - Miscellaneous	$42,075	$730,352	$—	$772,427
Entertainment Software	142,000	—	—	142,000
Non – Ferrous Metals	50,000	—	—	50,000
Oil Companies - Integrated	268,983	—	—	268,983
Petrochemicals	234,192	171,650	—	405,842
Semiconductor Components – Integrated Circuits	187,188	—	—	187,188
All Other Common Stocks	—	14,908,510	—	14,908,510
Exchange Traded Funds	528,720	—	—	528,720
Total	$1,453,158	$15,810,512	$—	$17,263,670

*	Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period December 31, 2016, through March 31, 2017:

Fund	Transfers From Level 1 to Level 2*		Transfers From Level 2 to Level 1*
Holmes Macro Trends Fund	$318,073	(2)	$-
Global Resources Fund	7,599,521	(2)	244,764	(3)
World Precious Minerals Fund	3,244,114	(2)	2,940,897	(1)
	-		606,083	(3)
Gold and Precious Metals Fund	1,619,088	(2)	-

*	The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1)	Securities were valued at a quoted price at the end of the current period, but at the mean between bid and ask quotations at the end of the prior fiscal year.
(2)	Securities were valued at the mean between bid and ask quotations the end of the current period, but at a quoted price the end of the prior fiscal year.
(3)	Transfer resulted from the expiration of a regulatory hold.

Notes to Portfolios of Investments (unaudited)	March 31, 2017

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period December 31, 2016 through March 31, 2017:

	Rights	Total
All American Equity Fund
Beginning Balance 12/31/16	$-	$-
Ending Balance 03/31/17	$-	$-

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/17(1)
$-	$-

	Common Stocks	Subscription Receipts	Corporate Note	Total
Holmes Macro Trends Fund
Beginning Balance 12/31/16	$293,796	$-	$233,829	$527,625
Purchases	-	379,694	-	379,694
Net change in unrealized appreciation (depreciation)	33,397	173,000	-	206,397
Ending Balance 03/31/17	$327,193	$552,694	$233,829	$1,113,716

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/17(1)
$33,397	$173,000	$-	$206,397

	Common Stocks	Subscription Receipts	Corporate Note	Total
Global Resources Fund
Beginning Balance 12/31/16	$5,264,464	$-	$2,805,938	$8,070,402
Purchases	-	2,278,164	-	2,278,164
Net change in unrealized appreciation(depreciation)	582,830	1,037,999	-	1,620,829
Ending Balance 03/31/17	$5,847,294	$3,316,163	$2,805,938	$11,969,395

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/17(1)
$582,830	$1,037,999	$-	$1,620,829

	Common Stocks	Special Warrants	Corporate Note	Total
World Precious Minerals Fund
Beginning Balance 12/31/16	$-	$-	$748,250	$748,250
Ending Balance 03/31/17	$-	$-	$748,250	$748,250

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/17(1)
$-	$-	$-	$-

Notes to Portfolios of Investments (unaudited)	March 31, 2017

	Common Stocks	Corporate Notes	Total
Gold and Precious Metals Fund
Beginning Balance 12/31/16	$-	$280,594	$280,594
Ending Balance 03/31/17	$-	$280,594	$280,594

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/17(1)
$-	$-	$-

*	The Funds' policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1)	The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at March 31, 2017.

Significant unobservable inputs developed by the Valuation Committee for Level 3 investments held at March 31, 2017 are as follows:

	Fair Value at 03/31/17	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
All American Equity Fund
Investments in Securities
Rights	$-	Market Transaction (1)	Discount	100%

Holmes Macro Trends Fund
Investments in Securities
Common Stocks	552,694	Market Transaction (1)	Discount	0% - 100% discount (48% discount)
Common Stocks	327,193	Method of Comparables Pricing (2)	Multiples	5.0 - 19.7 (10.1)
Corporate Note	233,829	Market Transaction (1)	Discount	0%

Global Resources Fund
Investments in Securities
Common Stocks	3,453,514	Market Transaction (1)	Discount	0% - 100% discount (93% discount)
Common Stocks	5,709,943	Method of Comparables Pricing (2)	Multiples	5.0 - 19.7 (10.1)
Corporate Note	2,805,938	Market Transaction (1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	-	Market Transaction (1)	Discount	100%
Special Warrants	-	Market Transaction (1)	Discount	100%
Corporate Note	748,250	Market Transaction (1)	Discount	0%

Gold and Precious Metals Fund
Investments in Securities
Common Stocks	-	Market Transaction (1)	Discount	100%
Corporate Notes	280,594	Market Transaction (1)	Discount	0% - 100% discount (63% discount)

(1)	Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

(2)
The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.

Notes to Portfolios of Investments (unaudited)	March 31, 2017

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Affiliated Companies - Indicated in Portfolio of Investments as “+”

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2017.

		Shares of Affiliated Companies
Global Resources Fund	December 31, 2016	Additions	Reductions	March 31, 2017
Agriterra Ltd.	69,849,776	–	–	69,849,776
Atlas African Industries Ltd.	2,55,854,621	–	–	255,854,621
Caribbean Resources Corp.	17	–	–	17
Pacific Green Energy Corp.	2,400,000	–	–	2,400,000

At March 31, 2017, the value of investments in affiliated companies was $183,781, representing 0.19% of net assets, and the total cost was $39,515,467. There was no realized gain (loss) on transactions and no income earned for the period.

		Shares of Affiliated Companies
World Precious Minerals Fund	December 31, 2016	Additions	Reductions	March 31, 2017
Argent Minerals Ltd.	17,100,000	4,000,000	–	21,100,000
Barsele Minerals Corp.	10,169,000	103,000	(150,701)	10,121,299
Barsele Minerals Corp, Warrants	1,850,000	–	–	1,850,000
Bonterra Resources, Inc.	6,500,000	–	(500,000)	6,000,000(a	)
Bonterra Resources, Inc., Warrants	1,250,000	–	–	1,250,000(a	)
Brixton Metals Corp.	2,500,000	–	–	2,500,000
Copperbank Resources Corp.	6,979,418	7,000,000	–	13,979,418
Dolly Varden Silver Corp.	5,628,500	–	–	5,628,500
Fiore Exploration Ltd.	7,746,800	–	–	7,746,800
Golden Peak Minerals	1,999,998	300,000	–	2,299,998
Mammoth Resources Corp.	4,818,000	–	(3,363,500)	1,454,500
Minera Alamos, Inc.	4,450,000	–	(470,500)	3,979,500(a	)
Minera Alamos, Inc., Warrants	2,225,000	–	–	2,225,000(a	)
Murchison Minerals Ltd.	3,000,000	–	–	3,000,000
Murchison Minerals Ltd., Warrants	1,500,000	–	–	1,500,000
Nano One Materials Corp.	3,100,000	–	–	3,100,000
NV Gold Corp.	1,800,000	–	–	1,800,000
Orex Minerals, Inc.	8,173,000	–	(2,753,000)	5,420,000(a	)
Orex Minerals, Inc., Warrants	1,250,000	–	–	1,250,000(a	)
Red Pine Exploration	10,000,000	–	(1,669,000)	8,331,000(a	)
Redstar Gold Corp.	15,000,000	–	–	15,000,000
Redstar Gold Corp., Warrants	2,500,000	–	–	2,500,000
Toachi Mining, Inc.	6,350,000	4,000,000	(4,214,000)	6,136,000
TriStar Gold, Inc.	25,308,000	–	–	25,308,000

At March 31, 2017, the value of investments in affiliated companies was $28,629,144, representing 19.50% of assets, and the total cost was $21,069,430. Net realized gains on transactions were $1,260,832, and there was no income earned for the period.

(a)	At March 31, 2017, the company was no longer defined as an affiliate, although it was an affiliate company during the year.

Notes to Portfolios of Investments (unaudited)	March 31, 2017

Restricted Securities - Indicated in Portfolio of Investments as “RS”

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

Holmes Macro Trends Fund	Acquisition Date	Cost per Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
PentaNova Energy Corp., Subscription Receipts	02/07/17	$0.38

As of March 31, 2017, the total cost of restricted securities was $1,040,148 and the total value was $1,113,716, representing 2.74% of net assets.

Global Resources Fund	Acquisition Date	Cost per Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
I-Pulse, Inc., 144A	10/04/07	$1.88
Pacific Infrastructure Ventures, Inc.	08/006/10-11/22/10	$1.00
PentaNova Energy Corp., Subscription Receipts	02/07/17	$0.38

As of March 31, 2017, the total cost of restricted securities was $12,557,646 and the total value was $11,969,395, representing 12.20% of net assets.

World Precious Minerals Fund	Acquisition Date	Cost per Share/Unit
Dolly Varden Silver Corp.	12/19/16	$0.38
Golden Peak Minerals	12/21/16	$0.37
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
Kirkland Lake Gold Ltd., 144A	12/15/16	$5.62

As of March 31, 2017, the total cost of restricted securities was $2,560,835, and the total value was $2,689,825, representing 1.83% of net assets.

Gold and Precious Metals Fund	Acquisition Date	Cost per Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
Kirkland Lake Gold Ltd., 144A	12/15/16	$5.62

As of March 31, 2017, the total cost of restricted securities was $1,263,961, and the total value was $1,506,982, representing 1.43% of net assets.

Financial Derivative Instruments

Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Notes to Portfolios of Investments (unaudited)	March 31, 2017

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of March 31, 2017, there were no securities held in escrow by the custodian as cover for call options written.

There were no transactions in written call options during the period ended March 31, 2017.

Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Notes to Portfolios of Investments (unaudited)	March 31, 2017

Open forward foreign currency contracts as of March 31, 2017, were as follows:
Fund Contract	Counterparty	Currency to Deliver		Currency to Receive		Settlement Date	Value	Unrealized Appreciation (Depreciation)
Global Resources Fund	Brown Brothers Harriman	CAD	1,083,650	USD	812,514	4/7/17	810,126	$(2,388)
World Precious Minerals Fund	Brown Brothers Harriman	CAD	1,483,150	USD	1,112,057	4/7/17	1,108,788	(3,269)
Emerging Europe Fund	Brown Brothers Harriman	TRY	25,500,000	USD	6,794,988	4/3/17-4/17/17	6,583,455	(211,533)

Summary of Derivative Instruments

The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of March 31, 2017:

Location	Global Resources Fund	World Precious Minerals Fund	Emerging Europe Fund
Asset derivatives
Investments, at value
Purchased options	$1,831,720	$-	$-
Liability derivatives
Unrealized loss on
forward foreign
currency contracts	(2,388)	(3,269)	(211,533)
Total	$1,829,332	$(3,269)	$(211,533)

Tax Information

The following table presents the income tax basis of the securities owned as of March 31, 2017, and the tax basis components of net unrealized appreciation (depreciation):

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Government Securities Ultra-Short Bond Fund	$51,957,944	$78,851	$(19,190)	$59,661
Near-Term Tax Free Fund	79,277,111	616,271	(527,908)	88,363
All American Equity Fund	14,306,907	954,418	(187,115)	767,303
Holmes Macro Trends Fund	33,090,382	3,094,532	(1,536,413)	1,558,119
Global Resources Fund	159,085,990	7,837,692	(75,558,651)	(67,720,959)
World Precious Minerals Fund	141,973,204	48,501,111	(48,597,292)	(96,181)
Gold and Precious Metals Fund	75,732,869	30,520,034	(9,133,724)	21,386,310
Emerging Europe Fund	40,995,650	5,363,876	(2,738,747)	2,625,129
China Region Fund	13,740,063	3,911,620	(388,013)	3,523,607

Item 2. Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	5/26/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	5/26/17

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	5/26/17